Revenues From Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Revenue	$ 7,101	$ 11,596	$ 8,971
MahJong and Casino Casual Games
Revenue from External Customer [Line Items]
Revenue	1,816	2,364	2,459
PC Massively Multiplayer Online Games
Revenue from External Customer [Line Items]
Revenue	1,272	1,400	1,560
Mobile Role Playing Games
Revenue from External Customer [Line Items]
Revenue	3,998	7,776	4,674
Other games and game related revenues
Revenue from External Customer [Line Items]
Revenue	$ 15	$ 56	$ 278